Significant Accounting Policies (Details 1) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Significant Accounting Policies [Line Items]
Total revenue	$ 66,996	$ 55,691
U.S [Member]
Significant Accounting Policies [Line Items]
Total revenue	36,137	28,422
EMEA [Member]
Significant Accounting Policies [Line Items]
Total revenue	22,165	15,763
Asia Pacific [Member]
Significant Accounting Policies [Line Items]
Total revenue	6,938	8,560
Other [Member]
Significant Accounting Policies [Line Items]
Total revenue	$ 1,756	$ 2,946